Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
ASSETS
Cash and due from banks	¥ 59,953,857	¥ 60,050,640
Interest-earning deposits in other banks	48,957,399	53,989,863
Cash, due from banks and interest-earning deposits in other banks	108,911,256	114,040,503
Call loans, funds sold, and receivables under resale agreements	19,339,983	15,861,426
Receivables under securities borrowing transactions	5,085,189	4,555,748
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,407,569 and ¥6,676,877 at March 31, 2023 and September 30, 2023) (including ¥19,691,210 and ¥17,278,705 at March 31, 2023 and September 30, 2023 measured at fair value under fair value option)	51,177,655	46,168,461
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,277,947 and ¥4,866,092 at March 31, 2023 and September 30, 2023)	32,372,779	35,740,802
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥8,264,085 and ¥6,587,489 at March 31, 2023 and September 30, 2023) (fair value of ¥21,386,156 and ¥24,158,087 at March 31, 2023 and September 30, 2023)	24,657,026	21,520,081
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥724 and ¥668 at March 31, 2023 and September 30, 2023) (including ¥4,619,120 and ¥5,188,143 at March 31, 2023 and September 30, 2023 measured at fair value)	5,659,975	5,001,048
Total investment securities	62,689,780	62,261,931
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥144,288 and ¥137,332 at March 31, 2023 and September 30, 2023)	124,402,512	119,955,460
Allowance for credit losses	(1,294,757)	(1,272,898)
Net loans	123,107,755	118,682,562
Premises and equipment—net	857,991	860,578
Customers’ acceptance liability	493,943	378,525
Intangible assets—net	1,240,894	1,174,223
Goodwill	378,323	296,772
Other assets (including net of allowance for credit losses of ¥15,918 and ¥15,003 at March 31, 2023 and September 30, 2023)	18,963,934	17,455,004
Total assets	392,246,703	381,735,733
Deposits:
Domestic offices, non-interest-bearing	35,132,859	35,186,603
Domestic offices, interest-bearing	149,532,407	147,716,037
Overseas offices, principally interest-bearing	59,141,701	52,374,141
Total deposits	243,806,967	235,276,781
Call money, funds purchased, and payables under repurchase agreements	36,813,919	43,570,073
Payables under securities lending transactions	1,016,655	1,137,693
Due to trust account and other short-term borrowings (including ¥49,555 and ¥41,058 at March 31, 2023 and September 30, 2023 measured at fair value under fair value option)	14,452,706	14,309,258
Trading account liabilities	20,315,164	14,178,275
Bank acceptances outstanding	493,943	378,525
Long-term debt (including ¥431,338 and ¥339,840 at March 31, 2023 and September 30, 2023 measured at fair value under fair value option)	40,457,710	39,071,755
Other liabilities	17,432,245	17,347,206
Total liabilities	374,789,309	365,269,566
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued, 12,687,710,920 shares and 12,687,710,920 shares at March 31, 2023 and September 30, 2023, with no stated value	2,090,270	2,090,270
Capital surplus	4,895,005	4,902,155
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	8,221,772	8,169,710
Accumulated other comprehensive income, net of taxes	1,685,007	844,192
Treasury stock, at cost—665,392,775 common shares and 662,903,215 common shares at March 31, 2023 and September 30, 2023	(481,237)	(482,552)
Total Mitsubishi UFJ Financial Group shareholders’ equity	16,650,388	15,763,346
Noncontrolling interests	807,006	702,821
Total equity	17,457,394	16,466,167
Total liabilities and equity	392,246,703	381,735,733
Consolidated VIEs
ASSETS
Cash and due from banks	7,410	8,243
Interest-earning deposits in other banks	62,613	52,031
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,407,569 and ¥6,676,877 at March 31, 2023 and September 30, 2023) (including ¥19,691,210 and ¥17,278,705 at March 31, 2023 and September 30, 2023 measured at fair value under fair value option)	1,308,287	1,367,928
Investment securities:
Total investment securities	2,113,141	2,076,737
Net loans	17,349,257	16,598,585
All other assets	1,096,817	998,096
Total assets	21,937,525	21,101,620
Deposits:
Total deposits	0	0
Long-term debt (including ¥431,338 and ¥339,840 at March 31, 2023 and September 30, 2023 measured at fair value under fair value option)	374,102	406,429
Other short-term borrowings	40,145	45,432
All other liabilities	81,875	163,075
Total liabilities	¥ 496,122	¥ 614,936